SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL
SHARE CAPITAL
Pembina is authorized to issue an unlimited number of common shares, without par value, Class A Preferred Shares, issuable in series, not to exceed 20 percent of the number of issued and outstanding common shares at the time of issuance of any Class A Preferred Shares and an unlimited number of Class B Preferred Shares. The holders of the common shares are entitled to receive notice of, attend and vote at any meeting of the shareholders of the Company, receive dividends declared and share in the remaining property of the Company upon distribution of the assets of the Company among its shareholders for the purpose of winding-up its affairs.
Pembina has adopted a shareholder rights plan ("Plan") as a mechanism designed to assist the board in ensuring the fair and equal treatment of all shareholders in the face of an actual or contemplated unsolicited bid to take control of the Company. Take-over bids may be structured in such a way as to be coercive or discriminatory in effect, or may be initiated at a time when it will be difficult for the board to prepare an adequate response. Such offers may result in shareholders receiving unequal or unfair treatment, or not realizing the full or maximum value of their investment in Pembina. The Plan discourages the making of any such offers by creating the potential of significant dilution to any offeror who does so. The Plan was reconfirmed at Pembina's 2016 meeting of shareholders and must be reconfirmed at every third annual meeting thereafter. Accordingly, the Plan, with such amendments as the Board of Directors determines to be necessary or advisable, and as may otherwise be required by law, is expected to be placed before Shareholders for approval at Pembina's 2019 annual meeting. A copy of the agreement relating to the current Plan has been filed on Pembina's SEDAR and EDGAR profiles.
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2016	397	8,808
Issued, net of issue costs	99	4,356
Dividend reinvestment plan	4	148
Debenture conversions	2	73
Share-based payment transactions	1	62
Balance at December 31, 2017	503	13,447
Debenture conversions	3	140
Share-based payment transactions	2	75
Balance at December 31, 2018	508	13,662
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2016	62	1,509
Class A, Series 15 Preferred shares issued, net of issue costs	8	178
Class A, Series 17 Preferred shares issued, net of issue costs	6	141
Class A, Series 19 Preferred shares issued, net of issue costs	8	203
Class A, Series 21 Preferred shares issued, net of issue costs	16	393
Balance at December 31, 2017	100	2,424
Preferred Shares issued, net of issue costs	—	(1)
Balance at December 31, 2018	100	2,423
On December 7, 2017, Pembina issued 16 million cumulative redeemable minimum rate reset class A Series 21 Preferred Shares for aggregate gross proceeds of $400 million. The holders of Series 21 Preferred Shares are entitled to receive fixed cumulative dividends at an annual rate of $1.225 per share, if, as and when declared by the Board of Directors. The dividend rate will reset on March 1, 2023 and every fifth year thereafter at a rate equal to the sum of the then five-year Government of Canada bond yield plus 3.26 percent, provided that, in any event, such rate shall not be less than 4.90 percent. The Series 21 Preferred Shares are redeemable by the Company at its option on March 1, 2023 and every fifth year thereafter at a price of $25.00 per share plus accrued and unpaid dividends.
Holders of the Series 21 Preferred Shares have the right to convert their shares into cumulative redeemable floating rate Class A Preferred Shares, Series 22 ("Series 22 Preferred Shares"), subject to certain conditions, on March 1, 2023 and every fifth year thereafter. Holders of Series 22 Preferred Shares will be entitled to receive a cumulative quarterly floating dividend at a rate equal to the sum of the then 90-day government of Canada bond yield plus 3.26 percent, if, as and when declared by the Board of Directors.
On October 2, 2017, in connection with the Acquisition, the outstanding preferred shares of Veresen have been exchanged for Pembina Class A Series 15, 17 and 19 Preferred Shares with the same terms and conditions as the shares previously issued by Veresen. Dividends on the Series 15, 17 and 19 Preferred Shares will continue to be paid on the last business day of March, June, September and December in each year, if, as and when declared by the Board of Directors.
Dividends
The following dividends were declared by the Company:

For the years ended December 31
($ millions)	2018	2017
Common shares
Common shares $2.24 per qualifying share (2017: $2.04)	1,131	873
Preferred shares
$1.062500 per qualifying Series 1 preferred share (2017: $1.062500)	11	11
$1.175000 per qualifying Series 3 preferred share (2017: $1.175000)	7	7
$1.250000 per qualifying Series 5 preferred share (2017: $1.250000)	12	12
$1.125000 per qualifying Series 7 preferred share (2017: $1.125000)	11	11
$1.187500 per qualifying Series 9 preferred share (2017: $1.187500)	11	11
$1.437500 per qualifying Series 11 preferred share (2017: $1.437500)	10	10
$1.437500 per qualifying Series 13 preferred share (2017: $1.437500)	14	14
$1.116000 per qualifying Series 15 preferred share (2017: $0.279000)	9	2
$1.250000 per qualifying Series 17 preferred share (2017: $0.312500)	8	2
$1.250000 per qualifying Series 19 preferred share (2017: $0.312500)	10	3
$1.200650 per qualifying Series 21 preferred share (2017: nil)	19	—
	122	83

Pembina's Board of Directors approved a 5.6 percent increase in its monthly common share dividend rate (from $0.18 per common share to $0.19 per common share), effective for the dividend paid on June 15, 2018.
On January 7, 2019, Pembina announced that its Board of Directors had declared a dividend of $0.19 per qualifying common share ($2.28 annually) in the total amount of $97 million, payable on February 15, 2019 to shareholders of record on January 25, 2019. Pembina's Board of Directors also declared quarterly dividends for the Company's preferred shares as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 1, 2019	March 1, 2019	$0.306625	3
Series 3	February 1, 2019	March 1, 2019	$0.293750	2
Series 5	February 1, 2019	March 1, 2019	$0.312500	3
Series 7	February 1, 2019	March 1, 2019	$0.281250	3
Series 9	February 1, 2019	March 1, 2019	$0.296875	2
Series 11	February 1, 2019	March 1, 2019	$0.359375	2
Series 13	February 1, 2019	March 1, 2019	$0.359375	4
Series 15	March 15, 2019	April 1, 2019	$0.279000	2
Series 17	March 15, 2019	April 1, 2019	$0.312500	2
Series 19	March 15, 2019	April 1, 2019	$0.312500	3
Series 21	February 1, 2019	March 1, 2019	$0.306250	5

On January 30, 2019, Pembina announced that it does not intend to exercise its right to redeem the six million Cumulative Redeemable Rate Reset Class A Preferred Shares, Series 3 ("Series 3 Shares") shares outstanding on March 1, 2019.
On February 6, 2019, Pembina announced that its Board of Directors had declared a dividend of $0.19 per qualifying common share ($2.28 annually) in the total amount of $97 million, payable on March 15, 2019 to shareholders of record on February 25, 2019.
DRIP
Pembina suspended its Premium Dividend™ and Dividend Reinvestment Plan ("DRIP"), effective April 25, 2017. Accordingly, the March 2017 dividend was the last dividend with the ability to be reinvested through the DRIP. Shareholders who were enrolled in the program automatically received dividends in the form of cash. If Pembina elects to reinstate the DRIP in the future, shareholders that were enrolled in the DRIP at suspension and remain enrolled at reinstatement will automatically resume participation in the DRIP. Prior to its suspension in 2017 DRIP proceeds were $148 million.